BARON WEALTHBUILDER FUND®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2025, as supplemented
The Summary Prospectus, Prospectus and SAI are hereby revised as follows:
Effective June 1, 2026, Baron Growth Fund’s name will change to Baron Generational Growth Fund. Accordingly, effective June 1, 2026, all references to Baron Growth Fund in the Summary Prospectus, Prospectus and Statement of Additional Information of Baron WealthBuilder Fund will be replaced with Baron Generational Growth Fund.

Dated: April 2, 2026	STICKER-STATPROWEALTH 4/2/26